UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-638-8194

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

June 30, 2022 (Unaudited)
Semi-Annual Report
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Tabular Presentation of Portfolios of Investments	3-4
Portfolios of Investments:
Touchstone Balanced Fund	5-8
Touchstone Bond Fund	9-12
Touchstone Common Stock Fund	13
Touchstone Small Company Fund	14
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	18-19
Financial Highlights	20-21
Notes to Financial Statements	22-32
Other Items	33-34
Privacy Protection Policy	35
This report identifies the Funds' investments on June 30, 2022. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2022
The tables below provide each Fund’s sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Balanced Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	45.7%
AA/Aa	4.8
A/A	13.5
BBB/Baa	35.8
BB/Ba	0.2
Total	100.0%
Sector Allocation**(% of Net Assets)
Common Stocks
Information Technology	18.5%
Health Care	10.1
Communication Services	8.7
Financials	7.1
Consumer Discretionary	5.7
Industrials	5.1
Consumer Staples	3.0
Energy	2.3
Real Estate	1.3
Materials	0.9
Corporate Bonds	16.4
U.S. Treasury Obligations	11.1
Commercial Mortgage-Backed Securities	3.8
Exchange-Traded Fund	2.2
U.S. Government Mortgage-Backed Obligations	0.9
Preferred Stocks
Financials	0.4
Real Estate	0.0
Sovereign Government Obligations	0.1
Short-Term Investment Funds	2.4
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%
Touchstone Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	49.1%
AA/Aa	5.7
A/A	11.5
BBB/Baa	30.0
BB/Ba	0.7
B/B	0.6
CC	0.1
Not Rated	0.5
Cash Equivalents	1.8
Total	100.0%
Touchstone Common Stock Fund

Sector Allocation**(% of Net Assets)
Information Technology	28.7%
Health Care	16.0
Communication Services	14.0
Financials	11.5
Consumer Discretionary	9.0
Industrials	8.4
Consumer Staples	4.7
Energy	3.5
Real Estate	2.0
Materials	1.4
Short-Term Investment Fund	0.8
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Small Company Fund

Sector Allocation*(% of Net Assets)
Industrials	19.0%
Health Care	18.1
Information Technology	17.3
Consumer Discretionary	15.8
Financials	10.4
Real Estate	6.6
Materials	5.8
Communication Services	3.8
Energy	1.2
Short-Term Investment Fund	2.1
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 62.7%
	Information Technology — 18.5%
17,617	Apple, Inc.	$ 2,408,596
4,367	International Business Machines Corp.	616,577
12,059	Microsoft Corp.	3,097,113
11,246	Oracle Corp.	785,758
4,370	PayPal Holdings, Inc.*	305,201
5,146	salesforce, Inc.*	849,296
8,036	SS&C Technologies Holdings, Inc.	466,651
5,122	Texas Instruments, Inc.	786,995
4,468	Visa, Inc. - Class A	879,704
2,796	Workday, Inc. - Class A*	390,266
		10,586,157
	Health Care — 10.1%
5,185	AmerisourceBergen Corp.	733,574
8,055	BioMarin Pharmaceutical, Inc.*	667,518
12,381	Bristol-Myers Squibb Co.	953,337
3,562	HCA Healthcare, Inc.	598,629
7,614	Johnson & Johnson	1,351,561
2,825	UnitedHealth Group, Inc.	1,451,005
		5,755,624
	Communication Services — 8.7%
1,000	Alphabet, Inc. - Class C*	2,187,450
9,870	AT&T, Inc.	206,875
15,413	Comcast Corp. - Class A	604,806
10,823	Fox Corp. - Class A	348,068
6,435	Meta Platforms, Inc. - Class A*	1,037,644
1,377	Netflix, Inc.*	240,796
3,151	Walt Disney Co. (The)*	297,454
2,387	Warner Bros Discovery, Inc.*	32,034
		4,955,127
	Financials — 7.1%
28,524	Bank of America Corp.	887,952
5,607	Berkshire Hathaway, Inc. - Class B*	1,530,823
3,522	Goldman Sachs Group, Inc. (The)	1,046,105
469	Markel Corp.*	606,534
		4,071,414
	Consumer Discretionary — 5.7%
3,072	Airbnb, Inc. - Class A*	273,654
3,142	Alibaba Group Holding Ltd. (China) ADR*	357,183
14,620	Amazon.com, Inc.*	1,552,790
6,551	Hilton Worldwide Holdings, Inc.	730,043
4,787	Starbucks Corp.	365,679
		3,279,349
	Industrials — 5.1%
1,075	Boeing Co. (The)*	146,974
910	Deere & Co.	272,518
1,118	FedEx Corp.	253,462
4,447	Hubbell, Inc.	794,145
10,676	Raytheon Technologies Corp.	1,026,070
12,061	Southwest Airlines Co.*	435,643
		2,928,812
	Consumer Staples — 3.0%
9,646	Monster Beverage Corp.*	894,184
8,556	Philip Morris International, Inc.	844,820
		1,739,004
	Energy — 2.3%
10,485	Exxon Mobil Corp.	897,935
11,589	Schlumberger NV	414,423
		1,312,358
Shares		Market Value

	Real Estate — 1.3%
4,091	Jones Lang LaSalle, Inc.*	$ 715,352
	Materials — 0.9%
9,297	DuPont de Nemours, Inc.	516,727
	Total Common Stocks	$35,859,924
Principal Amount
	Corporate Bonds — 16.4%
	Financials — 5.3%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	130,787
99,000	Allstate Corp. (The), 1.450%, 12/15/30	78,864
74,000	American Express Co., 2.250%, 3/4/25	71,150
60,000	American Financial Group, Inc., 5.250%, 4/2/30	60,304
112,000	Ares Capital Corp., 3.250%, 7/15/25	103,638
81,000	Bank of America Corp., 2.687%, 4/22/32	68,183
82,000	Bank of America Corp., 3.705%, 4/24/28	78,297
119,000	Bank of America Corp., MTN, 4.000%, 1/22/25	118,566
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	87,266
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	64,883
142,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	128,256
94,000	Charles Schwab Corp. (The), 5.000%(A)	84,182
128,000	Citigroup, Inc., 0.981%, 5/1/25	120,016
77,000	Citigroup, Inc., 3.200%, 10/21/26	73,365
45,000	Citigroup, Inc., 4.750%, 5/18/46	40,404
149,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.981%, 2/15/27(B)	138,125
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	101,561
105,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	99,514
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	52,232
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	108,023
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	110,778
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	93,687
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	187,429
112,000	Mastercard, Inc., 2.000%, 11/18/31	94,685
109,000	Morgan Stanley, 3.950%, 4/23/27	105,791
44,000	Morgan Stanley, 5.297%, 4/20/37	42,722
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	94,384
121,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(B)	112,529
92,000	Prudential Financial, Inc., 5.125%, 3/1/52	84,930
120,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	110,818
185,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.080%, 5/15/27(B)	170,200
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	21,586
		3,037,155
	Consumer Discretionary — 1.8%
135,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	123,690
58,000	Brunswick Corp., 4.400%, 9/15/32	50,253
60,000	Ford Motor Co., 3.250%, 2/12/32	44,492
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	84,629
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	55,970
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	67,389
94,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	89,738
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	111,918
58,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	52,025
58,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	49,001
142,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	116,272

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 16.4% (Continued)
	Consumer Discretionary — (Continued)
$ 110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	$ 93,485
95,000	Walmart, Inc., 2.850%, 7/8/24	94,512
		1,033,374
	Industrials — 1.7%
98,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	80,552
53,000	Boeing Co. (The), 5.805%, 5/1/50	49,045
81,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	89,241
54,000	Carrier Global Corp., 3.577%, 4/5/50	41,137
118,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	104,344
94,000	FedEx Corp., 5.100%, 1/15/44	90,957
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	88,833
88,000	Mohawk Industries, Inc., 3.625%, 5/15/30	78,706
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	79,561
96,000	Parker-Hannifin Corp., 4.250%, 9/15/27	95,650
71,000	Roper Technologies, Inc., 2.950%, 9/15/29	62,851
117,000	Xylem, Inc., 1.950%, 1/30/28	103,511
		964,388
	Utilities — 1.2%
83,000	CMS Energy Corp., 4.750%, 6/1/50	72,726
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	66,524
72,000	Edison International, 4.125%, 3/15/28	67,233
82,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	76,544
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	74,907
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	84,695
89,000	PacifiCorp., 5.750%, 4/1/37	94,505
204,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 3.524%, 5/15/67(B)	157,474
		694,608
	Health Care — 1.2%
84,000	AbbVie, Inc., 4.450%, 5/14/46	76,687
76,000	Becton Dickinson and Co., 4.685%, 12/15/44	70,561
86,000	CommonSpirit Health, 4.187%, 10/1/49	72,672
73,000	CVS Health Corp., 5.125%, 7/20/45	70,665
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	86,683
52,000	HCA Inc., 5.375%, 9/1/26	51,563
45,000	Johnson & Johnson, 2.900%, 1/15/28	43,548
93,000	Mylan, Inc., 4.550%, 4/15/28	88,803
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	93,726
		654,908
	Information Technology — 1.1%
67,000	Apple, Inc., 4.650%, 2/23/46	69,311
116,000	Broadcom, Inc., 4.150%, 11/15/30	106,539
112,000	Microchip Technology, Inc., 0.983%, 9/1/24	104,542
49,000	Microsoft Corp., 3.500%, 2/12/35	47,117
90,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	91,806
46,000	Oracle Corp., 2.650%, 7/15/26	42,449
32,000	Oracle Corp., 3.600%, 4/1/40	23,950
65,000	Visa, Inc., 4.150%, 12/14/35	64,837
96,000	VMware, Inc., 1.400%, 8/15/26	85,042
		635,593
	Real Estate — 1.1%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	94,526
84,000	Equinix, Inc. REIT, 2.900%, 11/18/26	78,169
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	120,009
88,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	80,118
55,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	54,850
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	72,088
Principal Amount		MarketValue

	Real Estate — (Continued)
$ 37,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	$ 36,149
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	61,586
		597,495
	Communication Services — 1.0%
76,000	AT&T, Inc., 3.850%, 6/1/60	59,166
54,000	AT&T, Inc., 4.500%, 5/15/35	51,366
79,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	76,987
74,000	Comcast Corp., 4.000%, 3/1/48	64,755
122,000	Netflix, Inc., 6.375%, 5/15/29	122,622
51,000	Paramount Global, 4.950%, 5/19/50	43,032
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	110,425
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	68,563
		596,916
	Energy — 1.0%
78,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	75,724
65,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	68,987
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	72,551
60,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	57,821
115,000	Energy Transfer LP, 4.150%, 9/15/29	105,491
66,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	64,815
71,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	77,515
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	20,055
48,000	Valero Energy Corp., 4.000%, 6/1/52	38,540
		581,499
	Consumer Staples — 0.9%
127,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	112,170
121,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	114,368
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	23,338
64,000	Kroger Co. (The), 5.000%, 4/15/42	62,144
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	87,185
55,000	PepsiCo, Inc., 1.625%, 5/1/30	46,762
65,000	Starbucks Corp., 3.350%, 3/12/50	49,504
		495,471
	Materials — 0.1%
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	73,900
	Total Corporate Bonds	$9,365,307
	U.S. Treasury Obligations — 11.1%
510,000	U.S. Treasury Bond, 1.750%, 8/15/41	390,250
375,000	U.S. Treasury Bond, 2.250%, 2/15/52	311,250
645,000	U.S. Treasury Bond, 2.375%, 2/15/42	549,963
410,231	U.S. Treasury Inflation Indexed Bond, 0.125%, 2/15/52	325,835
1,420,000	U.S. Treasury Note, 0.125%, 4/30/23	1,388,105
1,805,000	U.S. Treasury Note, 0.250%, 10/31/25	1,646,710
1,015,000	U.S. Treasury Note, 0.750%, 5/31/26	929,875
75,000	U.S. Treasury Note, 1.000%, 1/31/24	72,624
785,000	U.S. Treasury Note, 1.875%, 2/15/32	713,123
	Total U.S. Treasury Obligations	$6,327,735
	Commercial Mortgage-Backed Securities — 3.8%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	52,665
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	125,167
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(B)(C)	244,528
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	67,422
55,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	46,815

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 3.8% (Continued)
$ 165,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	$ 144,471
45,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(B)(C)	40,220
140,000	BBCMS Mortgage Trust, Ser 2022-C16, Class A5, 4.600%, 6/15/55(B)(C)	143,368
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	159,455
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	227,512
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	78,269
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	69,675
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	223,439
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	163,655
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	74,213
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	159,322
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	132,985
	Total Commercial Mortgage-Backed Securities	$2,153,181
Shares
Exchange-Traded Fund — 2.2%
14,788	iShares JP Morgan USD Emerging Markets Bond ETF	1,261,712
Principal Amount
	U.S. Government Mortgage-Backed Obligations — 0.9%
$ 116,062	FHLMC, Pool #G05624, 4.500%, 9/1/39	120,061
79,718	FHLMC, Pool #Q29260, 4.000%, 10/1/44	80,450
49,682	FNMA, Pool #725423, 5.500%, 5/1/34	53,247
45,239	FNMA, Pool #725610, 5.500%, 7/1/34	48,514
9,099	FNMA, Pool #890310, 4.500%, 12/1/40	9,402
32,045	FNMA, Pool #AD9193, 5.000%, 9/1/40	33,749
161,653	FNMA, Pool #AL5718, 3.500%, 9/1/44	159,107
	Total U.S. Government Mortgage-Backed Obligations	$504,530
Shares
	Preferred Stocks — 0.4%
	Financials — 0.4%
1,558	Bank of America Corp., Ser NN, 4.375%(A)†	29,742
1,634	Bank of America Corp., Ser QQ, 4.250%(A)	30,229
2,350	JPMorgan Chase & Co., Ser JJ, 4.550%(A)†	46,107
1,694	JPMorgan Chase & Co., Ser MM, 4.200%(A)	31,407
592	US Bancorp, Ser L, 3.750%(A)	10,232
2,070	US Bancorp, Ser M, 4.000%(A)	38,419
658	Wells Fargo & Co., Ser AA, 4.700%(A)	12,719
984	Wells Fargo & Co., Ser DD, 4.250%(A)	17,299
		216,154
	Real Estate — 0.0%
899	Public Storage REIT, Ser P, 4.000%(A)	16,425
	Total Preferred Stocks	$232,579
Principal Amount
Sovereign Government Obligations — 0.1%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	90,095
Shares		MarketValue
	Short-Term Investment Funds — 2.4%
1,307,507	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	$ 1,307,507
76,003	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	76,003
	Total Short-Term Investment Funds	$1,383,510
	Total Investment Securities—100.0% (Cost $58,000,680)	$57,178,573
	Liabilities in Excess of Other Assets — (0.0%)	(19,248)
	Net Assets — 100.0%	$57,159,325
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $74,271.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $922,661 or 1.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,859,924	$—	$—	$35,859,924
Corporate Bonds	—	9,365,307	—	9,365,307
U.S. Treasury Obligations	—	6,327,735	—	6,327,735
Commercial Mortgage-Backed Securities	—	2,153,181	—	2,153,181
Exchange-Traded Fund	1,261,712	—	—	1,261,712
U.S. Government Mortgage-Backed Obligations	—	504,530	—	504,530
Preferred Stocks	232,579	—	—	232,579
Sovereign Government Obligations	—	90,095	—	90,095
Short-Term Investment Funds	1,383,510	—	—	1,383,510
Total	$38,737,725	$18,440,848	$—	$57,178,573
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – June 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 36.0%
	Financials — 12.0%
$ 400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 348,765
288,000	Allstate Corp. (The), 1.450%, 12/15/30	229,422
280,000	American Express Co., 2.250%, 3/4/25	269,216
572,579	American Financial Group, Inc., 5.250%, 4/2/30	575,477
283,000	Ares Capital Corp., 3.250%, 7/15/25	261,870
200,000	Bank of America Corp., 2.687%, 4/22/32	168,353
250,000	Bank of America Corp., 3.705%, 4/24/28	238,711
401,000	Bank of America Corp., MTN, 4.000%, 1/22/25	399,539
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	311,002
230,000	Bank of Nova Scotia (The) (Canada), (3M LIBOR +0.620%), 2.716%, 9/19/22(A)	230,050
374,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	283,185
377,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	303,869
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	163,133
134,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	131,333
464,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	419,091
350,000	Charles Schwab Corp. (The), 5.000%(B)	313,442
323,000	Citigroup, Inc., 0.981%, 5/1/25	302,853
225,000	Citigroup, Inc., 3.200%, 10/21/26	214,378
141,000	Citigroup, Inc., 4.750%, 5/18/46	126,598
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	280,829
393,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.981%, 2/15/27(A)	364,316
250,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	244,635
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	293,028
510,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	483,353
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	172,840
205,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	200,593
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	299,207
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	221,557
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	314,787
343,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	321,442
374,000	Mastercard, Inc., 2.000%, 11/18/31	316,182
311,000	Morgan Stanley, 3.950%, 4/23/27	301,844
196,000	Morgan Stanley, 5.297%, 4/20/37	190,308
395,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	329,927
326,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(A)	303,177
345,000	Prudential Financial, Inc., 5.125%, 3/1/52	318,487
304,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	280,739
518,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.080%, 5/15/27(A)	476,560
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	206,051
		11,210,149
	Consumer Discretionary — 3.5%
464,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	425,127
218,000	Brunswick Corp., 4.400%, 9/15/32	188,882
202,000	Ford Motor Co., 3.250%, 2/12/32	149,788
505,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	407,026
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	168,910
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	259,277
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	301,673
308,000	Lowe's Cos., Inc., 4.500%, 4/15/30	305,050
218,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	195,540
218,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	184,176
490,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	401,221
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 358,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	$ 304,252
1,199	United Airlines 2014-2 Class B Pass Through Trust, Ser B, 4.625%, 9/3/22	1,199
		3,292,121
	Industrials — 3.3%
250,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	205,491
153,000	Boeing Co. (The), 5.805%, 5/1/50	141,582
272,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	299,673
200,000	Carrier Global Corp., 3.577%, 4/5/50	152,358
384,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	339,559
340,000	FedEx Corp., 5.100%, 1/15/44	328,995
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	267,396
272,000	Mohawk Industries, Inc., 3.625%, 5/15/30	243,273
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	238,682
334,000	Parker-Hannifin Corp., 4.250%, 9/15/27	332,784
197,000	Roper Technologies, Inc., 2.950%, 9/15/29	174,391
423,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	372,336
		3,096,520
	Information Technology — 2.8%
344,000	Apple, Inc., 2.750%, 1/13/25	339,990
234,000	Apple, Inc., 4.650%, 2/23/46	242,070
432,000	Broadcom, Inc., 4.150%, 11/15/30	396,765
370,000	Microchip Technology, Inc., 0.983%, 9/1/24	345,363
148,000	Microsoft Corp., 3.500%, 2/12/35	142,314
328,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	334,581
174,000	Oracle Corp., 2.650%, 7/15/26	160,567
120,000	Oracle Corp., 3.600%, 4/1/40	89,811
220,000	Visa, Inc., 4.150%, 12/14/35	219,450
332,000	VMware, Inc., 1.400%, 8/15/26	294,105
		2,565,016
	Communication Services — 2.5%
266,000	AT&T, Inc., 3.850%, 6/1/60	207,082
238,000	AT&T, Inc., 4.500%, 5/15/35	226,392
355,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	317,381
293,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	285,533
243,000	Comcast Corp., 4.000%, 3/1/48	212,641
434,000	Netflix, Inc., 6.375%, 5/15/29	436,214
100,000	Paramount Global, 4.950%, 5/19/50	84,376
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	313,494
339,000	Verizon Communications, Inc., 2.987%, 10/30/56	237,173
		2,320,286
	Energy — 2.4%
333,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	323,281
227,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	240,925
207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	202,945
200,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	192,738
395,000	Energy Transfer LP, 4.150%, 9/15/29	362,338
193,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	153,375
248,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	243,548
189,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	206,344
206,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	140,622
182,000	Valero Energy Corp., 4.000%, 6/1/52	146,132
		2,212,248

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 36.0% (Continued)
	Utilities — 2.3%
$ 315,000	CMS Energy Corp., 4.750%, 6/1/50	$ 276,009
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	83,605
207,000	Edison International, 4.125%, 3/15/28	193,294
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	199,091
278,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	259,504
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	80,079
338,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	243,447
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	250,051
127,000	PacifiCorp., 5.750%, 4/1/37	134,856
578,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 3.524%, 5/15/67(A)	446,176
		2,166,112
	Real Estate — 2.3%
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	341,237
236,000	Equinix, Inc. REIT, 2.900%, 11/18/26	219,617
338,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	332,483
256,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	233,071
186,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	185,494
250,000	Realty Income Corp. REIT, 4.600%, 2/6/24	252,260
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	282,508
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	93,792
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	183,780
		2,124,242
	Consumer Staples — 2.2%
380,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	335,627
439,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	414,939
306,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	276,642
374,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	324,535
120,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	84,866
213,000	Kroger Co. (The), 5.000%, 4/15/42	206,821
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	305,147
164,000	Starbucks Corp., 3.350%, 3/12/50	124,902
		2,073,479
	Health Care — 2.2%
283,000	AbbVie, Inc., 4.450%, 5/14/46	258,363
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	185,432
221,000	Becton Dickinson and Co., 4.685%, 12/15/44	205,185
263,000	CommonSpirit Health, 4.187%, 10/1/49	222,241
240,000	CVS Health Corp., 5.125%, 7/20/45	232,324
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	244,213
184,000	HCA Inc., 5.375%, 9/1/26	182,452
234,000	Mylan, Inc., 4.550%, 4/15/28	223,440
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	273,295
		2,026,945
	Materials — 0.5%
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	77,799
176,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	139,024
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	267,999
		484,822
	Total Corporate Bonds	$33,571,940
	U.S. Treasury Obligations — 27.2%
1,695,000	U.S. Treasury Bond, 1.750%, 8/15/41	1,297,006
1,865,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,547,950
Principal Amount		Market Value
	U.S. Treasury Obligations — 27.2% (Continued)
$5,140,000	U.S. Treasury Bond, 2.375%, 2/15/42	$ 4,382,653
2,019,999	U.S. Treasury Inflation Indexed Bond, 0.125%, 2/15/52	1,604,427
825,000	U.S. Treasury Note, 0.250%, 10/31/25	752,651
3,685,000	U.S. Treasury Note, 0.750%, 5/31/26	3,375,950
3,710,000	U.S. Treasury Note, 1.000%, 1/31/24	3,592,468
3,670,000	U.S. Treasury Note, 1.500%, 1/31/27	3,431,593
5,920,000	U.S. Treasury Note, 1.875%, 2/15/32	5,377,950
	Total U.S. Treasury Obligations	$25,362,648
	Commercial Mortgage-Backed Securities — 9.1%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	663,504
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	250,156
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	328,122
275,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	234,075
810,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	709,221
210,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	187,695
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 3.274%, 2/15/29(A)	493,324
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	223,051
333,876	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	332,173
390,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	381,560
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(C)	347,679
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	373,572
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	225,512
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	339,666
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 2.774%, 10/15/36(A)	202,391
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	774,956
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 2.594%, 11/15/35(A)	345,258
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	351,273
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	315,723
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	639,457
700,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	641,999
133,666	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	133,267
	Total Commercial Mortgage-Backed Securities	$8,493,634
	U.S. Government Mortgage-Backed Obligations — 7.8%
43,902	FHLMC, Pool #A95946, 4.000%, 1/1/41	44,496
33,872	FHLMC, Pool #A96485, 4.500%, 1/1/41	34,946
10,652	FHLMC, Pool #G03217, 5.500%, 9/1/37	11,184
5,898	FHLMC, Pool #G03781, 6.000%, 1/1/38	6,472
217,617	FHLMC, Pool #G05624, 4.500%, 9/1/39	225,115
275,356	FHLMC, Pool #Q29056, 4.000%, 10/1/44	277,885
130,648	FHLMC, Pool #Q29260, 4.000%, 10/1/44	131,848
579,965	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	506,751
637,813	FHLMC REMIC, Pool #SD0881, 2.500%, 2/1/52	575,678

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.8% (Continued)
$ 2,935	FNMA, Pool #561741, 7.500%, 1/1/31	$ 3,124
186,961	FNMA, Pool #725423, 5.500%, 5/1/34	200,376
167,553	FNMA, Pool #725610, 5.500%, 7/1/34	179,681
4,005	FNMA, Pool #889734, 5.500%, 6/1/37	4,304
25,598	FNMA, Pool #AB1149, 5.000%, 6/1/40	26,971
25,246	FNMA, Pool #AB1800, 4.000%, 11/1/40	25,564
42,468	FNMA, Pool #AD3795, 4.500%, 4/1/40	43,773
57,980	FNMA, Pool #AD9150, 5.000%, 8/1/40	61,077
106,816	FNMA, Pool #AD9193, 5.000%, 9/1/40	112,498
72,168	FNMA, Pool #AE0548, 4.500%, 11/1/40	74,583
62,924	FNMA, Pool #AE4429, 4.000%, 10/1/40	63,712
2,599	FNMA, Pool #AH2666, 4.000%, 1/1/26	2,634
4,913	FNMA, Pool #AH3493, 4.000%, 2/1/26	4,976
96,629	FNMA, Pool #AL0054, 4.500%, 2/1/41	99,862
200,257	FNMA, Pool #AL5718, 3.500%, 9/1/44	197,103
258,900	FNMA, Pool #AR9195, 3.000%, 3/1/43	247,791
213,523	FNMA, Pool #AT2016, 3.000%, 4/1/43	204,266
168,500	FNMA, Pool #BC1158, 3.500%, 2/1/46	165,027
621,744	FNMA, Pool #BV4148, 3.000%, 3/1/52	581,773
340,634	FNMA, Pool #FM4996, 2.000%, 12/1/50	298,161
323,755	FNMA, Pool #FM5166, 3.000%, 12/1/50	302,787
265,066	FNMA, Pool #FM5279, 3.500%, 11/1/50	257,322
229,234	FNMA, Pool #FM5468, 2.500%, 1/1/36	219,758
303,396	FNMA, Pool #FM5682, 2.500%, 1/1/51	274,217
97,685	FNMA, Pool #MA1175, 3.000%, 9/1/42	93,521
62,979	FNMA, Pool #MA2177, 4.000%, 2/1/35	64,115
376,671	FNMA, Pool #MA4166, 3.000%, 10/1/40	356,520
675,424	FNMA, Pool #MA4571, 2.500%, 3/1/42	622,888
79,246	GNMA, Pool #4853, 4.000%, 11/20/40	80,655
59,327	GNMA, Pool #4883, 4.500%, 12/20/40	62,073
239,545	GNMA, Pool #5175, 4.500%, 9/20/41	250,834
17,816	GNMA, Pool #736696, 4.500%, 5/15/40	18,520
145,996	GNMA, Pool #AD1745, 3.000%, 2/20/43	137,518
88,738	GNMA, Pool #MA1157, 3.500%, 7/20/43	88,231
	Total U.S. Government Mortgage-Backed Obligations	$7,240,590
	Asset-Backed Securities — 4.6%
230,126	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	208,727
701,438	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	670,651
348,250	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	293,827
305,985	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	288,102
298,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	272,290
266,660	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	253,743
153,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	150,395
300,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	280,148
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 2.744%, 10/19/34(A)	356,544
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	256,133
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 2.244%, 10/15/34(A)	336,312
Principal Amount		Market Value
	Asset-Backed Securities — 4.6% (Continued)
$ 413,875	Planet Fitness Master Issuer LLC, Ser 2018-1A, Class A2II, 144a, 4.666%, 9/5/48	$ 402,480
299,250	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	268,095
269,363	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	244,499
	Total Asset-Backed Securities	$4,281,946
Shares
Exchange-Traded Fund — 4.2%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	3,876,173
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.1%
$ 65,442	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.564%, 7/25/43(A)(C)	64,559
316,321	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.528%, 6/25/45(A)(C)	308,154
304,318	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.655%, 10/25/45(A)(C)	294,075
177,025	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.398%, 5/25/43(A)(C)	174,484
233,065	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.931%, 1/25/45(A)(C)	226,264
153,269	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.792%, 12/25/44(A)(C)	148,447
287	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	280
47,328	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.352%, 3/25/43(A)(C)	46,814
418,848	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.579%, 2/25/48(A)(C)	382,984
292,156	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(C)	250,170
492,846	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.458%, 1/25/47(A)(C)	453,138
436,580	JP Morgan Mortgage Trust, Ser 2022-2, Class A25A, 144a, 2.500%, 8/25/52(A)(C)	365,795
77,706	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	42,389
58,927	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.532%, 8/25/43(A)(C)	57,683
86,770	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.495%, 5/25/43(A)(C)	84,938
449,350	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.756%, 8/25/48(A)(C)	448,307
407,224	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.756%, 8/25/48(A)(C)	405,490
23,142	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	21,647
	Total Non-Agency Collateralized Mortgage Obligations	$3,775,618
	Agency Collateralized Mortgage Obligations — 2.7%
528,014	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	551,470
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	182,122
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	586,797
13,131	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	12,874
250,307	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	245,183
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	399,458
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	562,461
	Total Agency Collateralized Mortgage Obligations	$2,540,365

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 1.4%
$ 210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	$ 148,713
202,000	Chile Government International Bond, 3.100%, 5/7/41	153,692
306,000	Chile Government International Bond, 3.100%, 1/22/61	206,884
206,000	Colombia Government International Bond, 3.250%, 4/22/32	148,853
226,000	Ecuador Government International Bond, 144a, 5.000%, 7/31/30	145,492
210,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	130,268
210,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	102,018
205,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	122,488
200,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	144,323
	Total Sovereign Government Obligations	$1,302,731
Shares
	Preferred Stocks — 0.9%
	Financials — 0.8%
5,801	Bank of America Corp., Ser NN, 4.375%(B)†	110,741
6,085	Bank of America Corp., Ser QQ, 4.250%(B)	112,572
8,750	JPMorgan Chase & Co., Ser JJ, 4.550%(B)†	171,675
6,309	JPMorgan Chase & Co., Ser MM, 4.200%(B)	116,969
2,203	US Bancorp, Ser L, 3.750%(B)	38,076
7,704	US Bancorp, Ser M, 4.000%(B)	142,986
2,450	Wells Fargo & Co., Ser AA, 4.700%(B)	47,359
3,663	Wells Fargo & Co., Ser DD, 4.250%(B)	64,396
		804,774
	Real Estate — 0.1%
3,348	Public Storage REIT, Ser P, 4.000%(B)	61,168
	Total Preferred Stocks	$865,942
	Short-Term Investment Funds — 3.1%
2,640,146	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	2,640,146
285,256	Invesco Government & Agency Portfolio, Institutional Class, 1.38%∞Ω**	285,256
	Total Short-Term Investment Funds	$2,925,402
	Total Investment Securities—101.1% (Cost $102,739,102)	$94,236,989
	Liabilities in Excess of Other Assets — (1.1%)	(1,018,551)
	Net Assets — 100.0%	$93,218,438
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2022.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2022 was $278,761.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $16,874,926 or 18.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$33,571,940	$—	$33,571,940
U.S. Treasury Obligations	—	25,362,648	—	25,362,648
Commercial Mortgage-Backed Securities	—	8,493,634	—	8,493,634
U.S. Government Mortgage-Backed Obligations	—	7,240,590	—	7,240,590
Asset-Backed Securities	—	4,281,946	—	4,281,946
Exchange-Traded Fund	3,876,173	—	—	3,876,173
Non-Agency Collateralized Mortgage Obligations	—	3,775,618	—	3,775,618
Agency Collateralized Mortgage Obligations	—	2,540,365	—	2,540,365
Sovereign Government Obligations	—	1,302,731	—	1,302,731
Preferred Stocks	865,942	—	—	865,942
Short-Term Investment Funds	2,925,402	—	—	2,925,402
Total	$7,667,517	$86,569,472	$—	$94,236,989
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Information Technology — 28.7%
93,149	Apple, Inc.	$ 12,735,331
22,843	International Business Machines Corp.	3,225,203
64,348	Microsoft Corp.	16,526,497
58,641	Oracle Corp.	4,097,247
23,434	PayPal Holdings, Inc.*	1,636,631
27,302	salesforce, Inc.*	4,505,922
41,743	SS&C Technologies Holdings, Inc.	2,424,016
25,987	Texas Instruments, Inc.	3,992,903
22,768	Visa, Inc. - Class A	4,482,791
14,663	Workday, Inc. - Class A*	2,046,661
		55,673,202
	Health Care — 16.0%
28,055	AmerisourceBergen Corp.	3,969,221
41,078	BioMarin Pharmaceutical, Inc.*	3,404,134
66,160	Bristol-Myers Squibb Co.	5,094,320
19,074	HCA Healthcare, Inc.	3,205,577
41,371	Johnson & Johnson	7,343,766
15,756	UnitedHealth Group, Inc.	8,092,754
		31,109,772
	Communication Services — 14.0%
5,119	Alphabet, Inc. - Class C*	11,197,557
88,597	AT&T, Inc.	1,856,993
85,993	Comcast Corp. - Class A	3,374,365
64,198	Fox Corp. - Class A	2,064,608
35,693	Meta Platforms, Inc. - Class A*	5,755,496
7,521	Netflix, Inc.*	1,315,197
13,272	Walt Disney Co. (The)*	1,252,877
21,433	Warner Bros Discovery, Inc.*	287,631
		27,104,724
	Financials — 11.5%
150,470	Bank of America Corp.	4,684,131
32,185	Berkshire Hathaway, Inc. - Class B*	8,787,149
18,676	Goldman Sachs Group, Inc. (The)	5,547,146
2,506	Markel Corp.*	3,240,884
		22,259,310
	Consumer Discretionary — 9.0%
16,346	Airbnb, Inc. - Class A*	1,456,102
17,029	Alibaba Group Holding Ltd. (China) ADR*	1,935,857
79,560	Amazon.com, Inc.*	8,450,067
33,760	Hilton Worldwide Holdings, Inc.	3,762,214
25,379	Starbucks Corp.	1,938,702
		17,542,942
	Industrials — 8.4%
5,665	Boeing Co. (The)*	774,519
4,648	Deere & Co.	1,391,937
7,486	FedEx Corp.	1,697,151
Shares		Market Value

	Industrials — (Continued)
24,564	Hubbell, Inc.	$ 4,386,639
59,485	Raytheon Technologies Corp.	5,717,103
63,607	Southwest Airlines Co.*	2,297,485
		16,264,834
	Consumer Staples — 4.7%
48,551	Monster Beverage Corp.*	4,500,678
46,964	Philip Morris International, Inc.	4,637,225
		9,137,903
	Energy — 3.5%
50,133	Exxon Mobil Corp.	4,293,390
67,838	Schlumberger NV	2,425,887
		6,719,277
	Real Estate — 2.0%
21,822	Jones Lang LaSalle, Inc.*	3,815,795
	Materials — 1.4%
50,117	DuPont de Nemours, Inc.	2,785,503
	Total Common Stocks	$192,413,262
	Short-Term Investment Fund — 0.8%
1,694,218	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	1,694,218
	Total Investment Securities—100.0% (Cost $122,859,550)	$194,107,480
	Liabilities in Excess of Other Assets — (0.0%)	(90,325)
	Net Assets — 100.0%	$194,017,155
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$192,413,262	$—	$—	$192,413,262
Short-Term Investment Fund	1,694,218	—	—	1,694,218
Total	$194,107,480	$—	$—	$194,107,480
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 19.0%
7,127	ASGN, Inc.*	$ 643,212
14,939	Clean Harbors, Inc. *	1,309,702
13,475	Crane Holdings Co.	1,179,871
6,640	Curtiss-Wright Corp.	876,879
10,620	ESCO Technologies, Inc.	726,089
19,470	Federal Signal Corp.	693,132
6,690	Forward Air Corp.	615,212
51,919	Great Lakes Dredge & Dock Corp.*	680,658
11,958	ITT, Inc.	804,056
26,370	KBR, Inc.	1,276,044
5,753	Quanta Services, Inc.	721,081
5,217	Regal Rexnord Corp.	592,234
26,390	Zurn Water Solutions Corp.	718,864
		10,837,034
	Health Care — 18.1%
49,280	Allscripts Healthcare Solutions, Inc.*	730,822
30,242	Anika Therapeutics, Inc.*	675,002
1,816	Bio-Techne Corp.	629,498
1,580	Chemed Corp.	741,636
10,503	Encompass Health Corp.	588,693
10,260	Ensign Group, Inc. (The)	753,802
13,748	Globus Medical, Inc. - Class A*	771,813
13,882	Integra LifeSciences Holdings Corp.*	750,045
25,287	NuVasive, Inc.*	1,243,109
6,551	Omnicell, Inc.*	745,176
32,168	Premier, Inc. - Class A	1,147,754
26,860	Progyny, Inc.*	780,283
29,970	Vericel Corp.*	754,645
		10,312,278
	Information Technology — 17.3%
47,590	8x8, Inc.*	245,089
10,942	Advanced Energy Industries, Inc.	798,547
51,000	Box, Inc. - Class A*	1,282,140
13,110	CommVault Systems, Inc.*	824,619
34,938	Digi International, Inc.*	846,198
5,897	ExlService Holdings, Inc.*	868,805
45,176	KnowBe4, Inc. - Class A*	705,649
12,897	MAXIMUS, Inc.	806,192
17,872	Onto Innovation, Inc.*	1,246,393
5,714	SPS Commerce, Inc.*	645,968
19,001	Verint Systems, Inc.*	804,692
10,980	WNS Holdings Ltd. (India) ADR*	819,547
		9,893,839
	Consumer Discretionary — 15.8%
50,400	American Eagle Outfitters, Inc.	563,472
20,592	Aritzia, Inc. (Canada)*	557,513
7,690	Fox Factory Holding Corp.*	619,353
20,356	Frontdoor, Inc.*	490,172
6,790	Grand Canyon Education, Inc.*	639,550
39,170	Leslie's, Inc.*	594,601
24,754	Malibu Boats, Inc. - Class A*	1,304,783
7,170	Oxford Industries, Inc.	636,266
15,480	Skyline Champion Corp.*	734,062
36,602	Steven Madden Ltd.	1,178,950
8,058	Texas Roadhouse, Inc.	589,846
3,320	TopBuild Corp.*	554,971
22,516	Zumiez, Inc.*	585,416
		9,048,955
Shares		Market Value

	Financials — 10.4%
7,046	Evercore, Inc. - Class A	$ 659,576
76,270	FNB Corp.	828,292
33,190	Home BancShares, Inc.	689,356
19,780	Pacific Premier Bancorp, Inc.	578,367
9,343	Pinnacle Financial Partners, Inc.	675,592
52,740	Valley National Bancorp	549,024
28,943	Webster Financial Corp.	1,219,948
10,387	Western Alliance Bancorp	733,322
		5,933,477
	Real Estate — 6.6%
12,190	Agree Realty Corp. REIT	879,265
58,605	Corporate Office Properties Trust REIT	1,534,865
25,740	Healthcare Realty Trust, Inc. REIT	700,128
21,750	STAG Industrial, Inc. REIT	671,640
		3,785,898
	Materials — 5.8%
7,899	Ashland Global Holdings, Inc.	813,992
30,250	Axalta Coating Systems Ltd. *	668,827
5,041	Eagle Materials, Inc.	554,208
30,880	Silgan Holdings, Inc.	1,276,888
		3,313,915
	Communication Services — 3.8%
33,314	Cargurus, Inc.*	715,918
54,160	QuinStreet, Inc.*	544,849
11,805	Ziff Davis, Inc.*	879,827
		2,140,594
	Energy — 1.2%
35,240	ChampionX Corp.	699,514
	Total Common Stocks	$55,965,504
	Short-Term Investment Fund — 2.1%
1,199,752	Dreyfus Government Cash Management, Institutional Shares, 1.35%∞Ω	1,199,751
	Total Investment Securities—100.1% (Cost $49,547,468)	$57,165,255
	Liabilities in Excess of Other Assets — (0.1%)	(50,046)
	Net Assets — 100.0%	$57,115,209
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,965,504	$—	$—	$55,965,504
Short-Term Investment Fund	1,199,751	—	—	1,199,751
Total	$57,165,255	$—	$—	$57,165,255
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$58,000,680	$102,739,102	$122,859,550	$49,547,468
Investments, at market value *	$57,178,573	$94,236,989	$194,107,480	$57,165,255
Cash deposits held at prime broker (A)	—	31,975	—	—
Foreign currency †	—	—	1,105	—
Dividends and interest receivable	140,867	583,612	120,164	41,280
Receivable for capital shares sold	2,044	1,425	4,739	3,168
Receivable for investments sold	54,804	—	217,143	—
Receivable for variation margin on futures contracts	—	8,168	—	—
Receivable for securities lending income	45	181	—	41
Other assets	67	27	149	54
Total Assets	57,376,400	94,862,377	194,450,780	57,209,798

Liabilities
Payable for return of collateral for securities on loan	76,003	285,256	—	—
Payable for capital shares redeemed	38,258	260,235	36,928	15,715
Payable for investments purchased	18,560	947,813	97,437	—
Payable to Investment Advisor	39,332	27,130	74,071	19,881
Payable to other affiliates	7,208	28,167	77,293	7,213
Payable to Trustees	13,649	13,649	13,649	13,649
Payable for professional services	1,513	13,156	11,049	10,724
Payable for reports to shareholders	12,431	18,387	20,552	13,920
Payable for transfer agent services	1,538	40,552	79,732	7,138
Other accrued expenses and liabilities	8,583	9,594	22,914	6,349
Total Liabilities	217,075	1,643,939	433,625	94,589
Net Assets	$57,159,325	$93,218,438	$194,017,155	$57,115,209
Net assets consist of:
Paid-in capital	43,809,261	101,735,106	84,774,752	33,194,485
Distributable earnings (deficit)	13,350,064	(8,516,668)	109,242,403	23,920,724
Net Assets	$57,159,325	$93,218,438	$194,017,155	$57,115,209

Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$41,463,831	$57,608,193	$70,186,268	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,183,920	6,292,269	6,492,193	—
Net asset value, offering price and redemption price per share	$13.02	$9.16	$10.81	$—

Pricing of Class I Shares
Net assets applicable to Class I Shares	$15,695,494	$35,610,245	$123,830,887	$57,115,209
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,205,089	3,880,525	11,406,154	3,801,379
Net asset value, offering price and redemption price per share	$13.02	$9.18	$10.86	$15.02
*Includes market value of securities on loan of:	$74,271	$278,761	$—	$—
†Cost of foreign currency:	$—	$—	$1,081	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2022 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$286,343	$101,189	$1,383,061	$317,589
Interest	226,491	1,281,535	—	—
Income from securities loaned	179	511	—	208
Total Investment Income	513,013	1,383,235	1,383,061	317,797
Expenses
Investment advisory fees	178,379	197,869	556,712	163,772
Administration fees	43,218	65,939	150,172	43,638
Compliance fees and expenses	1,594	1,594	1,594	1,594
Custody fees	18,293	21,226	12,396	6,699
Professional fees	15,822	15,372	16,087	12,452
Transfer Agent fees, Class SC	11	11,010	14,367	—
Transfer Agent fees, Class I	2,856	14,593	67,167	12,689
Reports to Shareholders, Class SC	3,140	3,208	3,529	—
Reports to Shareholders, Class I	4,772	6,132	9,418	5,565
Shareholder servicing fees, Class SC	58,957	21,331	77,564	—
Trustee fees	14,160	14,160	14,160	14,160
Other expenses	11,280	13,241	9,116	7,334
Total Expenses	352,482	385,675	932,282	267,903
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(96,248)	(19,925)	(36,558)	(18,954)
Net Expenses	256,234	365,750	895,724	248,949
Net Investment Income (Loss)	256,779	1,017,485	487,337	68,848
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	33,654	(2,573,793)	9,579,319	(54,201)
Net realized gains on futures contracts	—	197,725	—	—
Net realized losses on foreign currency transactions	—	—	—	(42)
Net change in unrealized appreciation (depreciation) on investments	(12,427,426)	(10,917,524)	(59,630,006)	(15,833,598)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	(20)	—
Net Realized and Unrealized Gains (Losses) on Investments	(12,393,772)	(13,293,592)	(50,050,707)	(15,887,841)
Change in Net Assets Resulting from Operations	$(12,136,993)	$(12,276,107)	$(49,563,370)	$(15,818,993)
*Net of foreign tax withholding of:	$—	$—	$44	$—
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
From Operations
Net investment income	$256,779	$268,822	$1,017,485	$1,613,157	$487,337	$704,518
Net realized gains (losses) on investments, futures contracts and foreign currency transactions	33,654	13,666,244	(2,376,068)	1,528,240	9,579,319	27,739,693
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(12,427,426)	(7,038,457)	(10,917,524)	(4,403,771)	(59,630,026)	32,946,560
Change in Net Assets from Operations	(12,136,993)	6,896,609	(12,276,107)	(1,262,374)	(49,563,370)	61,390,771

Distributions to Shareholders:
Distributed earnings, Class SC	—	(698,791)	—	(1,908,114)	—	(3,301,446)
Distributed earnings, Class I	—	(262,011)	—	(1,234,262)	—	(6,027,690)
Total Distributions	—	(960,802)	—	(3,142,376)	—	(9,329,136)

Share Transactions Class SC
Proceeds from Shares issued	1,090,858	604,115	1,199,128	2,927,604	234,673	823,274
Proceeds from Shares issued in connection with reorganization	—	53,069,713	—	—	—	—
Reinvestment of distributions	—	698,791	—	1,908,114	—	3,301,445
Cost of Shares redeemed	(3,269,191)	(5,064,608)	(1,553,027)	(2,603,926)	(5,161,845)	(15,003,523)
Change in Net Assets from Class SC Share Transactions	(2,178,333)	49,308,011	(353,899)	2,231,792	(4,927,172)	(10,878,804)

Share Transactions Class I
Proceeds from Shares issued	229,909	1,944,429	1,043,724	5,704,864	671,633	1,557,603
Reinvestment of distributions	—	262,011	—	1,234,262	—	6,027,690
Cost of Shares redeemed	(997,110)	(3,816,913)	(1,945,655)	(3,373,984)	(9,479,940)	(26,020,897)
Change in Net Assets from Class I Share Transactions	(767,201)	(1,610,473)	(901,931)	3,565,142	(8,808,307)	(18,435,604)
Change in Net Assets from Share Transactions	(2,945,534)	47,697,538	(1,255,830)	5,796,934	(13,735,479)	(29,314,408)

Total Increase (Decrease) in Net Assets	(15,082,527)	53,633,345	(13,531,937)	1,392,184	(63,298,849)	22,747,227

Net Assets
Beginning of period	72,241,852	18,608,507	106,750,375	105,358,191	257,316,004	234,568,777
End of period	$57,159,325	$72,241,852	$93,218,438	$106,750,375	$194,017,155	$257,316,004

Share Transactions Class SC
Shares issued	75,785	39,248	119,414	275,701	19,546	63,243
Shares issued in connection with reorganization	—	3,588,149	—	—	—	—
Shares reinvested	—	44,724	—	184,156	—	246,152
Shares redeemed	(234,638)	(329,348)	(162,391)	(244,731)	(419,417)	(1,182,940)
Change in Class SC Shares Outstanding	(158,853)	3,342,773	(42,977)	215,126	(399,871)	(873,545)

Share Transactions Class I
Shares issued	15,566	129,060	105,972	537,958	54,298	121,454
Shares reinvested	—	16,769	—	119,005	—	447,227
Shares redeemed	(69,852)	(255,370)	(203,577)	(317,140)	(760,263)	(2,025,128)
Change in Class I Shares Outstanding	(54,286)	(109,541)	(97,605)	339,823	(705,965)	(1,456,447)
Change in Shares Outstanding	(213,139)	3,233,232	(140,582)	554,949	(1,105,836)	(2,329,992)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$68,848	$5,416
(54,243)	17,798,395
(15,833,598)	(1,490,854)
(15,818,993)	16,312,957

—	—
—	(1,442,590)
—	(1,442,590)

—	—
—	—
—	—
—	—
—	—

645,686	3,080,895
—	1,442,590
(2,952,760)	(15,784,972)
(2,307,074)	(11,261,487)
(2,307,074)	(11,261,487)

(18,126,067)	3,608,880

75,241,276	71,632,396
$57,115,209	$75,241,276

—	—
—	—
—	—
—	—
—	—

37,377	172,548
—	76,638
(170,073)	(874,170)
(132,696)	(624,984)
(132,696)	(624,984)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21(2)	$14.67(3)	$0.05(4)	$1.18	$1.23	$(0.03)	$ (0.17)	$(0.20)	$15.70	8.45%(5)	$52,471	0.79%(6)	1.13%(6)	0.46%(6)	132%(7)
06/30/22(8)	15.70	0.06	(2.74)	(2.68)	—	—	—	13.02	(17.07)(5)	41,464	0.79(6)	1.14(6)	0.79(6)	28(5)
Class I
12/31/17	$13.02	$0.14	$1.69	$1.83	$—	$ —	$—	$14.85	14.06%	$17,964	0.85%	0.97%	1.01%	142%
12/31/18	14.85	0.18(4)	(0.92)	(0.74)	(0.12)	(4.13)	(4.25)	9.86	(6.07)	15,971	0.85	1.15	1.22	140
12/31/19	9.86	0.14(4)	2.11	2.25	(0.16)	(— ) (9)	(0.16)	11.95	22.80	17,628	0.85	1.48	1.22	129
12/31/20	11.95	0.12(4)	2.16	2.28	(0.16)	(0.48)	(0.64)	13.59	19.16	18,609	0.85	1.38	0.85	71
12/31/21	13.59	0.07(4)	2.24	2.31	(0.03)	(0.17)	(0.20)	15.70	17.07	19,771	0.81	1.05	0.48	132(7)
06/30/22(8)	15.70	0.06	(2.74)	(2.68)	—	—	—	13.02	(17.07)(5)	15,695	0.79(6)	0.96(6)	0.79(6)	28(5)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (April 13, 2021) through December 31, 2021.
(3)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(8)	Unaudited.
(9)	Less than $0.005 per share.
Touchstone Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/19(2)	$9.90	$0.11	$0.13	$0.24	$(0.13)	$ —	$(0.13)	$10.01	2.43%(3)	$59,462	0.78%(4)	0.84%(4)	2.29%(4)	335%(5)
12/31/20	10.01	0.24	0.72	0.96	(0.18)	—	(0.18)	10.79	9.62	66,042	0.77	0.77	2.39	168
12/31/21	10.79	0.16	(0.30)	(0.14)	(0.25)	(0.06)	(0.31)	10.34	(1.30)	65,530	0.79	0.79	1.47	142
06/30/22(6)	10.34	0.10	(1.28)	(1.18)	—	—	—	9.16	(11.41)(3)	57,608	0.78(4)	0.78(4)	2.01(4)	94(3)
Class I
12/31/17	$9.26	$0.18	$0.16	$0.34	$—	$ —	$—	$9.60	3.67%	$46,922	0.68%	0.71%	1.83%	168%
12/31/18	9.60	0.28	(0.46)	(0.18)	(0.23)	—	(0.23)	9.19	(1.88)	41,808	0.67	0.87	2.62	431
12/31/19	9.19	0.33	0.63	0.96	(0.13)	—	(0.13)	10.02	10.46	37,819	0.67	0.94	2.58	335(5)
12/31/20	10.02	0.28	0.69	0.97	(0.18)	—	(0.18)	10.81	9.71	39,316	0.67	0.82	2.49	168
12/31/21	10.81	0.12	(0.25)	(0.13)	(0.26)	(0.06)	(0.32)	10.36	(1.21)	41,221	0.67	0.77	1.60	142
06/30/22(6)	10.36	0.12	(1.30)	(1.18)	—	—	—	9.18	(11.39)(3)	35,610	0.67(4)	0.78(4)	2.13(4)	94(3)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Active Bond Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/19(2)	$8.61	$0.02	$0.72	$0.74	$(0.05)	$ (0.10)	$(0.15)	$9.20	8.60%(3)	$82,546	0.94%(4)	0.94%(4)	0.46%(4)	18%(5)
12/31/20	9.20	0.04	2.11	2.15	(0.06)	(0.31)	(0.37)	10.98	23.48	85,232	0.90	0.90	0.47	15
12/31/21	10.98	0.01	3.01	3.02	(0.05)	(0.44)	(0.49)	13.51	27.57	93,121	0.91	0.91	0.16	6
06/30/22(6)	13.51	0.02	(2.72)	(2.70)	—	—	—	10.81	(19.99)(3)	70,186	0.91(4)	0.91(4)	0.32(4)	5(3)
Class I
12/31/17	$15.52	$0.22	$3.11	$3.33	$(—)(7)	$ (0.11)	$(0.11)	$18.74	21.50%	$158,438	0.71%	0.71%	1.21%	84%
12/31/18	18.74	0.14(8)	(1.00)	(0.86)	(0.11)	(10.49)	(10.60)	7.28	(8.05)	124,796	0.73	0.83	0.77	10
12/31/19	7.28	0.08	2.00	2.08	(0.05)	(0.10)	(0.15)	9.21	28.58	139,536	0.73	0.82	0.82	18(5)
12/31/20	9.21	0.07	2.10	2.17	(0.06)	(0.31)	(0.37)	11.01	23.68	149,336	0.73	0.80	0.64	15
12/31/21	11.01	0.06	3.00	3.06	(0.07)	(0.44)	(0.51)	13.56	27.85	164,195	0.73	0.76	0.34	6
06/30/22(6)	13.56	0.04	(2.74)	(2.70)	—	—	—	10.86	(19.91)(3)	123,831	0.73(4)	0.78(4)	0.50(4)	5(3)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Less than $0.005 per share.
(8)	The net investment income per share was based on average shares outstanding for the period.
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class I
12/31/17	$13.58	$(0.01)	$2.57	$2.56	$(0.01)	$ (0.40)	$(0.41)	$15.73	19.12%	$70,339	0.76%	0.76%	(0.06)%	68%
12/31/18	15.73	0.01	(1.11)	(1.10)	—	(1.94)	(1.94)	12.69	(7.98)	57,884	0.76	0.84	0.05	68
12/31/19	12.69	0.02	2.64	2.66	(—)(2)	(1.66)	(1.66)	13.69	21.40	64,630	0.76	0.85	0.13	85
12/31/20	13.69	0.01	2.53	2.54	(0.02)	(0.50)	(0.52)	15.71	18.70	71,632	0.76	0.87	0.06	95
12/31/21	15.71	—(2)(3)	3.79	3.79	(0.01)	(0.36)	(0.37)	19.13	24.18	75,241	0.76	0.79	0.01	67
06/30/22(4)	19.13	0.02	(4.13)	(4.11)	—	—	—	15.02	(21.48)(5)	57,115	0.76(6)	0.82(6)	0.21(6)	37(5)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2022 (Unaudited)
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2022, the following affiliates of Touchstone Advisors, Inc. (the "Advisor") were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most

Notes to Financial Statements (Unaudited) (Continued)
recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their  NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and the Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that

Notes to Financial Statements (Unaudited) (Continued)
could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of June 30, 2022, the Balanced Fund and the Bond Fund did not hold any futures contracts.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Notes to Financial Statements (Unaudited) (Continued)
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2022, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2022:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts*	$197,725	$—
*	Statements of Operations Location: Net realized gains on futures contracts.
For the six months ended June 30, 2022, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Interest Rate Contracts:
Futures Contracts - Notional Value	$5,829,128
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the  market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2022, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Balanced Fund	Preferred Stocks	$74,271	$76,003	$1,732
Bond Fund	Preferred Stocks	278,761	285,256	6,495
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (receive from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed

Notes to Financial Statements (Unaudited) (Continued)
delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. Before then, it is expected that market participants have or will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2022:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$6,848,696	$16,869,852	$10,191,255	$24,470,722
Proceeds from sales and maturities	$6,871,687	$9,972,521	$21,253,489	$27,454,158

Notes to Financial Statements (Unaudited) (Continued)
For the six months ended June 30, 2022, purchases and proceeds from sales and maturities in U.S. Government Securities were $11,147,244 and $12,849,570 respectively, for the Balanced Fund, and $75,420,427 and $80,622,548, respectively, for the Bond Fund.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Advisor, Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern.
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $56,640 for the Funds’ Board for the six months ended June 30, 2022.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund	0.40% on the first $300 million 0.35% on such assets over $300 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
The Advisor has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor and wholly-owned subsidiary of Western & Southern. The Advisor pays sub-advisory fees to the Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I	Termination Date
Balanced Fund	0.79%	0.79%	April 29, 2023
Bond Fund	0.97%	0.67%	April 29, 2023
Common Stock Fund	1.06%	0.73%	April 29, 2023
Small Company Fund	—	0.76%	April 29, 2023
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund's shareholders.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended June 30, 2022, the Advisor or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$26,512	$69,736	$96,248
Bond Fund	—	—	19,925	19,925
Common Stock Fund	—	—	36,558	36,558
Small Company Fund	—	699	18,255	18,954
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of June 30, 2022, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2022	Expires on or before December 31, 2023	Expires on or before December 31, 2024	Expires on or before December 31, 2025	Total
Balanced Fund	$70,799	$90,621	$175,490	$96,248	$433,158
Bond Fund	71,913	56,535	38,593	19,925	186,966
Common Stock Fund	69,752	90,446	44,492	36,558	241,248
Small Company Fund	32,889	64,631	21,468	18,954	137,942
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the  Trust. BNY  Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees,

Notes to Financial Statements (Unaudited) (Continued)
which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.
UNDERWRITING AGREEMENT
The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2022, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2022, the program was not utilized.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended December 31, 2021 and December 31, 2020 are as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
From ordinary income	$311,042	$363,954	$3,142,376	$1,750,639
From long-term capital gains	649,760	489,772	—	—
Total distributions	$960,802	$853,726	$3,142,376	$1,750,639
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
From ordinary income	$1,512,930	$1,270,647	$52,041	$90,022
From long-term capital gains	7,816,206	6,516,479	1,390,549	2,217,235
Total distributions	$9,329,136	$7,787,126	$1,442,590	$2,307,257

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of December 31, 2021:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$60,720,148	$104,354,507	$122,700,628	$53,290,193
Gross unrealized appreciation on investments	12,201,564	3,009,024	134,288,574	24,593,383
Gross unrealized depreciation on investments	(617,576)	(881,539)	(3,455,913)	(2,197,362)
Net unrealized appreciation (depreciation) on investments	11,583,988	2,127,485	130,832,661	22,396,021
Gross unrealized appreciation on foreign currency transactions	—	—	43	—
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	43	—
Capital loss carryforwards	—	(855,751)	—	—
Undistributed ordinary income	2,671,109	2,080,065	1,076,512	5,950,388
Undistributed capital gains	11,231,960	415,083	26,896,557	11,393,308
Other temporary differences	—	(7,443)	—	—
Accumulated earnings (deficit)	$25,487,057	$3,759,439	$158,805,773	$39,739,717
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and non-taxable distributions from corporate stock.
As of December 31, 2021, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Bond Fund	$ —	$ 855,751	$ 855,751
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended December 31, 2021, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Bond Fund	$ 826,782
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2021, the Funds did not elect to defer any losses.
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2018 through 2021) and have concluded that no provision for income tax is required in their financial statements.
As of June 30, 2022, the Funds had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other*	Gross Unrealized Depreciation on Other	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$58,000,680	$4,923,801	$(5,745,908)	$—	$—	$(822,107)
Bond Fund	102,739,102	115,735	(8,617,848)	—	—	(8,502,113)
Common Stock Fund	122,859,550	79,180,770	(7,932,840)	24	—	71,247,954
Small Company Fund	49,547,468	11,006,143	(3,388,356)	—	—	7,617,787
*	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Notes to Financial Statements (Unaudited) (Continued)
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, including in North Korea, Venezuela, Russia, Ukraine, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Advisor, a Sub-Advisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, has and could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain Fund service providers and issuers of the Fund's investments, and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.

Notes to Financial Statements (Unaudited) (Continued)
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2022” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized June 30, 2022	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Six Months Ended June 30, 2022*
Balanced Fund
Class SC	Actual	0.79%	$1,000.00	$829.30	$3.58
Class SC	Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96
Class I	Actual	0.79%	$1,000.00	$829.30	$3.58
Class I	Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized June 30, 2022	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Six Months Ended June 30, 2022*
Bond Fund
Class SC	Actual	0.78%	$1,000.00	$1,000.00	$3.87
Class SC	Hypothetical	0.78%	$1,000.00	$1,020.93	$3.91
Class I	Actual	0.67%	$1,000.00	$1,000.00	$3.32
Class I	Hypothetical	0.67%	$1,000.00	$1,021.47	$3.36
Common Stock Fund
Class SC	Actual	0.91%	$1,000.00	$800.10	$4.06
Class SC	Hypothetical	0.91%	$1,000.00	$1,020.28	$4.56
Class I	Actual	0.73%	$1,000.00	$800.90	$3.26
Class I	Hypothetical	0.73%	$1,000.00	$1,021.17	$3.66
Small Company Fund
Class I	Actual	0.76%	$1,000.00	$785.20	$3.36
Class I	Hypothetical	0.76%	$1,000.00	$1,021.03	$3.81
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2021 through May 12, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

TSF-1006-TVST-SAR- 2206

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr
E. Blake Moore, Jr., President
(principal executive officer)

Date	September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr
E. Blake Moore, Jr., President
(principal executive officer)

Date	September 1, 2022

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	September 1, 2022

* Print the name and title of each signing officer under his or her signature.